Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,686)	$ (2,788)	$ (9,468)	$ (8,987)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	155	50	251	114
Stock based compensation	348	772	1,638	2,030
Severance pay asset and liability	54		(8)	(25)
Profit from exchange differences from operating lease liabilities	(9)	(10)	(49)
Profit (loss) from exchange differences on cash and cash equivalents	4	41	269	(130)
Interest income in respect of deposits	42	(13)	(34)	(13)
CHANGES IN OPERATING ASSET AND LIABILITY:
Decrease (increase) in accounts receivable	(1)	(6)	(52)	9
Decrease (increase) in inventory	(63)	(23)	(463)	77
Increase (decrease) in operating lease liability	(48)	(16)	(233)	20
Decrease (increase) in ROU asset	44	19	261	(43)
Decrease (increase) in other current assets	(283)	27	162	(126)
Increase in account payables	68	124	194	24
Increase in related parties	(50)	(39)	19	86
Increase (decrease) in contract fulfillment assets	60		180	(545)
Increase in contract liabilities	(228)	1,616	1,224	1,572
Increase (decrease) in accrued compensation expenses	(63)	20	10	(14)
Increase in other accrued expenses	182	2	4	65
Net cash flows used in operating activities	(2,474)	(224)	(6,095)	(5,886)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(15)	(24)	(118)	(595)
Withdrawal of short terms deposits	3,000		14,500
Investment in short terms deposits	(15,000)		(6,500)	(11,000)
Net cash flows provided by (used in) investing activities	(12,015)	(24)	7,882	(11,595)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	13,977			19,118
Proceeds from exercise of warrants				3,491
Issuance expenses				(50)
Net cash flows provided by financing activities	13,977			22,559
INCREASE IN CASH AND CASH EQUIVALENTS	(512)	(248)	1,787	5,078
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	10,099	8,581	8,581	3,373
PROFITS FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(4)	(41)	(269)	130
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	9,583	8,292	10,099	8,581
Non cash activities
Right-of-use assets obtained in exchange for operating lease liabilities	83	46	155	524
Increase in property and equipment through a decrease in advances to suppliers				$ 31
Issuance expenses	$ 50